EMPLOYEE AND DIRECTOR BENEFITS	12 Months Ended
Dec. 31, 2018
EMPLOYEE AND DIRECTOR BENEFITS [Abstract]
EMPLOYEE AND DIRECTOR BENEFITS
NOTE O - EMPLOYEE AND DIRECTOR BENEFITS

Employment Contracts

The Company has entered into employment agreements with certain of the Company’s executive officers to ensure a stable and competent management base. The agreements provide for a term of two years, but the agreements may be extended.  The agreements provide for benefits as specified in the contracts and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officer’s rights to receive certain vested rights, including compensation. In the event of a change in control of the Company and in certain other events, as defined in the agreements, the Company or any successor to the Company will be bound to the terms of the contracts.

Supplemental Executive Retirement Plan (SERP Plan)

In August 2007, the Board of Directors adopted a SERP Plan for the purpose of retaining the employment of certain senior officers. In January of 2014, the Board of Directors adopted a SERP Plan for the purpose of retaining the employment of the Company’s President and CEO. Participants in the SERP Plans and their level of participation, is determined by the Board of Directors. The SERP Plans provide for benefits as specified in the plans and cannot be terminated by the Board of Directors, except for cause, without prejudicing the officer’s rights to receive certain vested rights, including compensation. Benefits of the 2007 plan vest over a ten-year period.  Benefits of the 2014 plan vest over a five-year period beginning on the participants’ date of employment and are deferred until separation from employment by the participant.  In the event of a change in control of the Company and in certain other events, as defined in the SERP Plans, the Company or any successor to the Company will be bound to the terms of the SERP Plans.

In August 2018, the Bank’s Board of Directors and CEO entered into a first amendment to the CEO’s 2014 SERP.  The purpose of the amendment was to cease annual accruals, to freeze any future contributions under the 2014 amendment and to commence accruing interest at a rate approved by the Bank’s Compensation Committee by the end of the preceding calendar year.  In August 2018, the Bank’s Board of Directors entered into agreements with the three named officers.  In connection with these agreements with the CFO and CCO, the Bank awarded one-time unfunded contributions for which expenses will accrue over vesting periods.  The contributions vest over five years or until the executive reaches retirement age 65, if sooner.  The contribution amount plus the earnings, based on a rate approved annually by the Bank’s Compensation Committee, are referred to in aggregate as the “account balance.”  The Bank may make additional contributions to the account balance.  The August 2018 agreement with the CEO provides for annual unfunded contributions of not less than 32% of his base salary plus additional amounts at the discretion of the Bank.  Such accruals, together with annual earnings credited to the account at a rate approved by the Bank’s Compensation Committee are referred to as the “account balance.”  The CEO’s SERP is 80% vested until January 1, 2019 when it becomes 100% vested.  Vesting for the 2018 SERP agreements will be accelerated if there is a change in control, if the officer separates from service due to disability, or if the officer dies before separating from service.

At December 31, 2018 and December 31, 2017 respectively, the Company had an accrued liability of $2,291,000 and $2,230,000 for participants’ vested benefits.  The Company recorded expenses totaling $193,000 and $153,000 in 2018 and 2017, respectively.

401(k) Plan

The Company has a 401(k) Plan whereby substantially all employees participate in the Plan.  The Company makes matching contributions equal to 100 percent of the first four percent of an employee’s compensation contributed to the Plan, with matching contributions vesting under an established vesting plan.  For the years ended December 31, 2018 and 2017, matching employer contributions to the Plan amounted to approximately $193,000 and $190,000 respectively.  Administrative fees were $3,000 in 2018 and 2017.

Stock Option Plans

The Company has six share-based compensation plans in effect at December 31, 2018 and December 31, 2017. There was $1,000 charged against income for those plans for the year ended December 31, 2018.  The compensation cost charged against income for those plans for the year ended December 31, 2017 was $24,000.

During 2001, the Company adopted, with shareholder approval, an Incentive Stock Option Plan (the “2001 Employee Plan”) and a Non-statutory Stock Option Plan (the “2001 Director Plan”). Each plan makes available options to purchase 100,771 shares of the Company’s common stock, for an aggregate number of common shares reserved for options under these plans of 201,542. The exercise price of all options granted to date under these plans is $3.14.

The options granted in 2006 through 2011 under the 2001 Director Plan and the 2001 Employee Plan vested over a four-year period. The options granted in 2005 under the 2001 Director Plan and the 2001 Employee Plan vested over a three-year period. All unexercised options expire ten years after the year of the grant or earlier in certain circumstances. The fair market value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. The 2001 Employee Plan and the 2001 Director Plan expired in 2011 in accordance with their terms and no further options may be granted under these plans.

During 2005, the Company adopted, with shareholder approval, an Incentive Stock Option Plan (the “2005 Employee Plan”) and a Non-statutory Stock Option Plan (the “2005 Director Plan”). The 2005 Employee Plan made available options to purchase 72,389 shares of the Company’s common stock and the 2005 Director Plan made available 73,527 shares of the Company’s common stock, for an aggregate number of common shares reserved under these plans of 145,916. The exercise price of all options granted to date under these plans range from $2.13 to $12.25.

The options granted in 2005 under the 2005 Director Plan and the 2005 Employee Plan vested over a three-year period. The options granted in 2006 through 2015 under the 2005 Employee Plan vest over a four-year period. All unexercised options expire ten years after the date of grant. The fair market value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model.  The 2005 Employee Plan and the 2005 Director Plan expired in 2015 in accordance with their terms and no further options may be granted under these plans.  Additionally, the Company granted 10,000 shares of restricted stock under the 2005 Employee Plan in 2014.  The shares vested over a 3-year period, fully vesting in January 2017.

As a result of the merger with Carolina Commerce Bank, Carolina Trust Bank assumed all outstanding options of Carolina Commerce under the existing terms and at the conversion rate of 0.625 shares of Carolina Trust stock for each share of Carolina Commerce stock. All options assumed became fully vested at the merger date. As of December 31, 2018, there were 76,845 options outstanding from the converted plans with exercise prices ranging from $2.13 to $10.40.

Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Option Grants	$1	$24
Restricted Stock Grants	-	-
Total Compensation Expense	$1	$24

A summary of option activity under the stock option plans as of December 31, 2018 and changes during the year ended December 31, 2018 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2017	151,173	$4.54	5.27 years
Exercised	(3,107)	4.84
Expired	(12,500)	12.06
Forfeited	-	-
Granted	-	-
Outstanding, December 31, 2018	135,566	$3.83	4.71 years	$507,779

Exercisable, December 31, 2018	135,566	$3.83		$507,779

The approximate fair value of options vested over the years ended December 31, 2018 and 2017, respectively, was $3,000 and $37,000.

There was no restricted stock granted or vested during the year ended December 31, 2018.

A summary of restricted stock activity during the twelve months ended December 31, 2017 is presented below:

	December 31, 2017
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	3,334	$3.31
Granted	-
Vested	(3,334)
Ending balance outstanding	-	-

There were 958 options vested and no options granted during the year ended December 31, 2018.  As of December 31, 2018 there was no unrecognized compensation cost related to non-vested options granted under all of the Company’s equity compensation plans.

Upon exercise of the options, the Company issues shares from authorized but unissued shares. The Company does not typically purchase shares to fulfill obligations of the equity compensation plans.